Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2019
Prospectus Date	rr_ProspectusDate	Oct. 30, 2018
TOUCHSTONE STRATEGIC TRUST | Touchstone Large Company Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE LARGE COMPANY GROWTH FUND
Supplement [Text Block]	ck0000711080_SupplementTextBlock
August 29, 2019

TOUCHSTONE STRATEGIC TRUST

TOUCHSTONE LARGE COMPANY GROWTH FUND

Supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information dated October 30, 2018

Notice of Reduction in Advisory Fee and Expense Limitations

The Board of Trustees of Touchstone Strategic Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, has approved a reduction in the advisory fee and expense limitations of the Touchstone Large Company Growth Fund (the “Fund”).

Effective September 1, 2019, the Fund will pay its investment advisor, Touchstone Advisors, Inc. (the “Advisor”), an advisory fee at an annualized rate of 0.60% of average daily net assets of the Fund on all assets. Prior to September 1, 2019, the Fund paid its Advisor an advisory fee at an annualized rate of 0.75% on the first $500 million, 0.725% on the next $1.5 billion and 0.70% on assets over $2 billion. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the month. Additionally, effective September 1, 2019, the Advisor has agreed to reduce the contractual limit on the Fund's expenses and will waive a portion of its fees or reimburse certain Fund expenses (excluding expenses as discussed in the Fund’s prospectus) in order to limit annual Fund operating expenses to 1.04%, 1.79%, 0.79%, and 0.69% of average daily net assets for Class A, Class C, Class Y and Institutional Class shares, respectively. This contractual expense limitation is effective through September 29, 2020. The Fund’s previous contractual expense limitations were 1.23%, 1.98%, 0.98% and 0.88% for Classes A, C, Y and Institutional Class shares, respectively.
Accordingly, similar disclosure in the sections entitled “The Fund’s Fees and Expenses” and the expense “Example”, reflected in the Fund’s summary prospectus and in the summary section of the Fund’s prospectus are replaced with the following:

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000 respectively, in such Touchstone funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 80 and 87, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Supplement Closing [Text Block]	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Large Company Growth Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.67%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 601
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,244
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,183
TOUCHSTONE STRATEGIC TRUST | Touchstone Large Company Growth Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	7.97%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.18%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.79%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 282
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,779
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,282
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,666
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,779
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,282
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,666
TOUCHSTONE STRATEGIC TRUST | Touchstone Large Company Growth Fund | Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	291
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	519
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,173
TOUCHSTONE STRATEGIC TRUST | Touchstone Large Company Growth Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.69%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	251
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	447
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,012

[1]	Management Fees have been adjusted to reflect a contractual change of the Advisory Fees effective September 1, 2019
[2]	Total annual operating expenses have been adjusted to reflect the contractual change to the management fees and will not match the June 30, 2018 annual report.
[3]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.04%, 1.79%, 0.79%, and 0.69% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through September 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.